Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000214795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214795 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214795 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214795 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214795 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214795 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	100.00%
C000214795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214795 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000214795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000214795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000214795 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000253655 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253655 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253655 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253655 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253655 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253655 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253655 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253655 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253655 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253655 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000253655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253655 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000253655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253655 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000253655 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	100.00%
C000253655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262121 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262121 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262121 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262121 | 0287580 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000262121 | 7110388 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262121 | 6215035 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262121 | 4846288 | SAP S.E.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262121 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262121 | 0989529 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262121 | 6821506 | Sony Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000262121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000262121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000262121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000262121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000262121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000262121 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000262121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262121 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	100.00%
C000262121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000245117 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245117 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245117 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245117 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245117 | 766559702 | Rigel Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245117 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000245117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000245117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000245117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000245117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000245117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245117 | Financials10948W103
Holdings [Line Items]
Percent of Total Investments	100.00%